Loans and Allowance for Loan and Lease Losses (Narrative) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) Loans	Jun. 30, 2016 USD ($) Loans	Jun. 30, 2017 USD ($) Loans	Jun. 30, 2016 USD ($) Loans	Dec. 31, 2016 USD ($) Loans	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Loans	Dec. 31, 2013 USD ($) Loans	Dec. 31, 2009 Loans	Dec. 31, 2008 Loans	Mar. 29, 2017 USD ($)	Mar. 31, 2016 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable Deferred Fees And Costs	$ 435,000		$ 435,000		$ 196,000	$ 178,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans					666,000	778,000	$ 798,000
Loans and Leases Receivable, Impaired, Commitment to Lend					0
Financing Receivable, Modifications, Recorded Investment	$ 3,030,000		3,030,000		3,515,000	2,805,000
Charge-offs associated with troubled debt restructured loans			$ 0	$ 0	$ 0	0
Number of troubled debt restructured loans | Loans	0	0	0	0	0
Loans to certain executive officers, directors, and their related interests					$ 17,594,000	10,657,000
Loans to certain executive officers, directors, and their related interests, new loans and advances					14,479,000
Loans to certain executive officers, directors, and their related interests, Repayments					7,542,000
Contractual payment of principal or interest past due period for discontinuing accrual of interest			90 days
Financing Receivable, Allowance for Credit Losses	$ 7,713,000	$ 6,912,000	$ 7,713,000	$ 6,912,000	7,183,000	6,168,000	$ 6,716,000	$ 6,317,000			$ 7,620,000	$ 6,439,000
Non-residential loans and lease charged off period			120 days
Number of additional troubled debt restructured loans | Loans	0	0	0	0
Other Real Estate	$ 0		$ 0		57,000
Number of consumer mortgage loans foreclosure proceedings in process | Loans			3
Loans for which formal foreclosure proceedings are in process	140,000		$ 140,000		$ 426,000	0
Under Forbearance Agreement 2016 Period [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of forbearance agreements negotiated | Loans					3		1	2	8	1
Under Forbearance Agreement 2015 Period [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of forbearance agreements negotiated | Loans							1	2	9	1
Accruing [Member] | Five Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment					$ 877,000
Accruing [Member] | Four Borrowers [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment						459,000
Accruing [Member] | One Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	503,000		503,000
Nonaccruing [Member] | Ten Loans With Four Relationships [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	2,473,000		2,473,000		2,638,000
Nonaccruing [Member] | Two Large Relationships [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	2,057,000		$ 2,057,000		2,170,000
Nonaccruing [Member] | Nine Loans Four Related Borrowers [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment						2,346,000
Nonaccruing [Member] | One of Four Relationships Borrowers [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment						1,370,000
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Maximum loan maturity period			30 years
Residential Mortgage [Member] | Residential Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	623,000		$ 623,000		639,000	555,000
Financing Receivable, Allowance for Credit Losses	539,000	$ 521,000	539,000	$ 521,000	541,000	534,000	$ 450,000	$ 581,000			532,000	516,000
Residential Mortgage [Member] | Accruing [Member] | Four Unrelated Borrowers [Member] | Residential Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment					571,000
Residential Mortgage [Member] | Accruing [Member] | Three of Four Unrelated Borrowers [Member] | Consumer Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment						64,000
Residential Mortgage [Member] | Accruing [Member] | Four Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	557,000		$ 557,000
Residential Mortgage [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan-to-value ratio			100.00%
Commercial Real Estate [Member] | Commercial Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	2,407,000		$ 2,407,000		2,871,000	2,235,000
Financing Receivable, Allowance for Credit Losses	4,981,000	4,241,000	$ 4,981,000	4,241,000	4,323,000	3,552,000	3,925,000	4,006,000			4,715,000	3,777,000
Commercial Real Estate [Member] | Accruing [Member] | Other Borrower [Member] | Commercial Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment					306,000	395,000
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Maximum term on non-mortgage lines of credit			1 year
Commercial and Industrial [Member] | Commercial Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment					5,000	15,000
Financing Receivable, Allowance for Credit Losses	$ 1,628,000	1,372,000	$ 1,628,000	1,372,000	1,580,000	1,393,000	1,393,000	1,187,000			1,630,000	1,427,000
Commercial and Industrial [Member] | LTV Less than 80 Percent [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan-to-value ratio			80.00%
Private Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan-to-value ratio			85.00%
Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Maximum loan maturity period			20 years
Percentage of appraised Value of property securing loan	85.00%		85.00%
Mortgage Lines Of Credit Period			5 years
Financing Receivable, Allowance for Credit Losses	$ 404,000	$ 325,000	$ 404,000	$ 325,000	379,000	$ 317,000	$ 653,000	$ 441,000			$ 364,000	$ 303,000
Unfunded Lending Commitments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	$ 127,000		$ 127,000		$ 120,000